Consolidated Statements of Profit or Loss and Other Comprehensive Income		12 Months Ended
		Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 SGD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares	Apr. 30, 2024 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenue		$ 14,955,688	$ 19,050,555	$ 15,358,387	$ 24,201,834
Cost of sales		(13,392,674)	(17,059,588)	(12,984,181)	(20,363,812)
Gross profit		1,563,014	1,990,967	2,374,206	3,838,022
Distribution costs		(146,447)	(186,544)	(88,620)	(136,937)
Administrative expenses		(3,149,675)	(4,012,056)	(2,209,636)	(1,568,925)
Impairment loss on financial assets		(5,372)	(6,843)	(5,087)	(89,367)
Operating Expenses		(3,301,494)	(4,205,443)	(2,303,343)	(1,795,229)
Income from operations		(1,738,480)	(2,214,476)	70,863	2,042,793
Finance costs		(112,311)	(143,062)	(90,715)	(68,167)
Other income		218,226	277,976	44,781	49,872
Other expenses					(1,176)
Other income (expenses)		105,915	134,914	(45,934)	(19,471)
Profit before income tax		(1,632,565)	(2,079,562)	24,929	2,023,322
Income tax expense		(199,014)	(253,504)	18,051	(15,853)
Total Profit/(Loss)		(1,831,579)	(2,333,066)	42,980	2,007,469
Other comprehensive income:
Exchange differences on translating foreign operations		24,117	30,720	6,978	1,905
Total comprehensive income/(loss)		(1,807,462)	(2,302,346)	49,958	2,009,374
Profit/(Loss) attributable to:
Owners of the company		(1,831,579)	(2,333,066)	42,980	2,007,469
Non-controlling interest
Profit (loss)		(1,831,579)	(2,333,066)	42,980	2,007,469
Total comprehensive income/(loss) attributable to:
Owners of the company		(1,807,462)	(2,302,346)	49,958	2,009,374
Non-controlling interest
Comprehensive income		$ (1,807,462)	$ (2,302,346)	$ 49,958	$ 2,009,374
Basic earnings per share | (per share)	[1]	$ (0.05)	$ (0.07)	$ 0.001	$ 0.06
Diluted earnings per share | (per share)	[1]	$ (0.05)	$ (0.07)	$ 0.001	$ 0.06
Weighted average number of ordinary shares used in computing basic earnings	[1]	34,525,342	34,525,342	33,350,000	33,350,000
Weighted average number of ordinary shares used in computing diluted earnings	[1]	34,525,342	34,525,342	33,350,000	33,350,000

[1]	Giving retroactive effect to reflect the reorganization and issuance of ordinary shares which are detailed in Note 1.